Schedule of property and equipment, net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Property, Plant, and Equipment [Line Items]
Plant property and equipment	$ 567,373	$ 487,275
Plant property and equipment,additions	1,109	63,140
Plant property and equipment adjustment for the effect of foreign exchange fluctuations	(4,207)	16,958
Plant property and equipment, Write off	(104,941)
Plant property and equipment	459,334	567,373
Accumulated depreciation, depletion and amortization on Plant , property and equipment	428,952	271,228
Accumulated depreciation, depletion and amortization on Plant , property and equipment additions	80,990	140,766
Accumulated depreciation, depletion and amortization on plant , property and equipment, adjustment for exchange rate fluctuation	(3,218)	16,958
Accumulated depreciation, depletion and amortization on Plant , property and equipment write off	(104,941)
Accumulated depreciation, depletion and amortization on Plant , property and equipment	401,783	428,952
Net book value of plant, property and equipment	57,551	138,421
Computer and Software [Member]
Property, Plant, and Equipment [Line Items]
Plant property and equipment	90,880	84,985
Plant property and equipment,additions	1,109	5,053
Plant property and equipment adjustment for the effect of foreign exchange fluctuations	(865)	842
Plant property and equipment, Write off	(4,218)
Plant property and equipment	86,906	90,880
Accumulated depreciation, depletion and amortization on Plant , property and equipment	72,269	50,258
Accumulated depreciation, depletion and amortization on Plant , property and equipment additions	12,968	21,081
Accumulated depreciation, depletion and amortization on plant , property and equipment, adjustment for exchange rate fluctuation	(764)	930
Accumulated depreciation, depletion and amortization on Plant , property and equipment write off	(4,218)
Accumulated depreciation, depletion and amortization on Plant , property and equipment	80,255	72,269
Net book value of plant, property and equipment	6,651	18,611
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Plant property and equipment	20,305	19,070
Plant property and equipment,additions
Plant property and equipment adjustment for the effect of foreign exchange fluctuations	(239)	1,235
Plant property and equipment, Write off	(3,494)
Plant property and equipment	16,572	20,305
Accumulated depreciation, depletion and amortization on Plant , property and equipment	18,947	14,676
Accumulated depreciation, depletion and amortization on Plant , property and equipment additions	578	3,203
Accumulated depreciation, depletion and amortization on plant , property and equipment, adjustment for exchange rate fluctuation	(225)	1,068
Accumulated depreciation, depletion and amortization on Plant , property and equipment write off	(3,494)
Accumulated depreciation, depletion and amortization on Plant , property and equipment	15,806	18,947
Net book value of plant, property and equipment	766	1,358
Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Plant property and equipment	91,213	66,371
Plant property and equipment,additions		22,544
Plant property and equipment adjustment for the effect of foreign exchange fluctuations	(1,247)	2,298
Plant property and equipment, Write off	(3,137)
Plant property and equipment	86,829	91,213
Accumulated depreciation, depletion and amortization on Plant , property and equipment	51,711	36,535
Accumulated depreciation, depletion and amortization on Plant , property and equipment additions	10,614	12,486
Accumulated depreciation, depletion and amortization on plant , property and equipment, adjustment for exchange rate fluctuation	(759)	2,690
Accumulated depreciation, depletion and amortization on Plant , property and equipment write off	(3,137)
Accumulated depreciation, depletion and amortization on Plant , property and equipment	58,429	51,711
Net book value of plant, property and equipment	28,400	39,502
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Plant property and equipment	364,975	316,849
Plant property and equipment,additions		35,543
Plant property and equipment adjustment for the effect of foreign exchange fluctuations	(1,856)	12,583
Plant property and equipment, Write off	(94,092)
Plant property and equipment	269,027	364,975
Accumulated depreciation, depletion and amortization on Plant , property and equipment	286,025	169,759
Accumulated depreciation, depletion and amortization on Plant , property and equipment additions	56,830	103,996
Accumulated depreciation, depletion and amortization on plant , property and equipment, adjustment for exchange rate fluctuation	(1,470)	12,270
Accumulated depreciation, depletion and amortization on Plant , property and equipment write off	(94,092)
Accumulated depreciation, depletion and amortization on Plant , property and equipment	247,293	286,025
Net book value of plant, property and equipment	$ 21,734	$ 78,950